EQUITY	6 Months Ended
Jun. 30, 2025
EQUITY.
EQUITY

NOTE 4: — EQUITY

a.	Composition of share capital:

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	June 30, 2025		December 31, 2024
	(unaudited)
Ordinary shares of $0.00001 par value per share	350,000,000	50,595,118	350,000,000	49,726,906
Preferred shares of $0.00001 par value per share	1,000,000	—	1,000,000	—

b.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2025	49,726,906
Vested RSU’s	380,404
Exercise of options for Ordinary shares	487,808
Balance as of June 30, 2025	50,595,118

c.	Rights attached to shares:

The holders of Ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at general meetings of the Company. All Ordinary shares rank equally with regard to the Company’s residual assets.